Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.96%
New York–99.88%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB (Acquired 07/30/2012; Cost $2,732,257)(a)	5.30%	04/01/2029	$2,860	$ 2,538,597
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	205,699
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	205,281
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	571,422
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	216,024
Series 2020 B, RB	4.00%	11/01/2055	1,250	942,135
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	3,952,064
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	640	527,584
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	164,263
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $4,300,000)(a)(b)	5.25%	04/01/2035	4,300	3,225,000
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $1,213,178)(a)(b)(c)	5.00%	10/01/2038	1,200	900,000
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	419,145
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,048,379
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	147,402
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2052	1,500	1,544,200
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	176,656
Series 2017, Ref. RB	5.00%	08/01/2036	290	297,906
Series 2017, Ref. RB	5.00%	08/01/2047	600	601,901
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	182,407
Series 2019, RB(c)	5.75%	02/01/2049	230	210,336
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	642,414
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,365,937
Series 2013 A-1, RB	5.75%	07/01/2033	790	681,629
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,000,293
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,156
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,182
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,171
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,163
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,174
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,152
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,088
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,097
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,089
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,097
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,067
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,074
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,074
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,073
Series 2007, GO Bonds	5.00%	12/15/2041	55	55,065
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,074
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,625
Series 2014, RB	5.00%	05/01/2039	100	100,364
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	12,200	11,949,767
Series 2019 B, Ref. RB	4.00%	07/01/2044	120	103,493

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	$1,500	$ 1,368,926
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	247,777
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	840	898,131
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	169,177
Series 2017, Ref. RB	5.00%	07/01/2036	160	167,940
Series 2017, Ref. RB	5.00%	07/01/2037	235	245,511
Series 2017, Ref. RB	5.00%	07/01/2042	500	515,436
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	73,306
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,747,700
Series 2005 D, RB(d)	0.00%	06/01/2055	74,000	5,172,393
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	4,950	5,105,364
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	18,435	4,897,009
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $965,000)(a)(c)	5.50%	07/01/2044	965	840,081
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(b)(c)	5.88%	01/01/2052	5,000	3,250,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,648,628
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	301,993
Series 2014, RB	5.00%	07/01/2034	300	301,289
Series 2014, RB	5.00%	07/01/2039	250	250,234
Series 2014, RB	5.00%	07/01/2044	200	199,997
Series 2017, Ref. RB	5.00%	07/01/2029	100	103,245
Series 2017, Ref. RB	5.00%	07/01/2030	80	82,447
Series 2017, Ref. RB	5.00%	07/01/2031	75	76,906
Series 2017, Ref. RB	5.00%	07/01/2032	135	138,142
Series 2017, Ref. RB	5.00%	07/01/2035	135	136,939
Series 2017, Ref. RB	5.00%	07/01/2036	110	110,947
Series 2017, Ref. RB	5.00%	07/01/2038	80	79,965
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,110	1,545,203
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	1,185	1,192,350
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	2,984,099
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,291,077
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,517,462
Series 2017, RB	5.00%	09/01/2042	4,000	4,138,636
Series 2018, RB	5.00%	09/01/2034	5,000	5,430,081
Series 2018, RB	5.00%	09/01/2039	1,000	1,058,406
Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	3,018,071
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	1,000	1,081,426
Series 2023 E, RB	5.00%	09/01/2053	2,000	2,152,375
Metropolitan Transportation Authority;
Series 2014 B, RB	5.25%	11/15/2039	900	902,264
Series 2014 B, RB	5.00%	11/15/2044	2,000	2,001,377
Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,057,326
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,139,127
Series 2016 C-1, RB	5.25%	11/15/2056	11,760	11,890,617
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,280,785
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,715	5,767,727
Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,605,712
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,382,009
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2028	350	350,791
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2029	500	501,145
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2038	150	150,283

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	$1,450	$ 1,452,184
Series 2017, RB	5.00%	12/01/2036	1,400	1,429,293
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	849,121
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	4,705	3,696,181
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	95	95,143
Series 2011, RB	6.00%	06/01/2034	250	250,478
Series 2014 A, RB	5.00%	06/01/2029	100	100,733
Series 2014 A, RB	5.50%	06/01/2034	180	181,725
Series 2014 A, RB	5.00%	06/01/2044	285	286,060
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	750	685,537
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,171,053
Series 2020 B, RB	5.38%	07/01/2025	180	176,092
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	993,806
Series 2016 A, RB	5.00%	11/15/2056	17,000	16,814,542
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(e)	5.00%	07/01/2049	3,930	4,082,118
Series 2019 A, GO Bonds (INS - AGM)(e)	5.00%	04/01/2043	1,490	1,582,394
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	760	727,929
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(b)	5.00%	01/01/2058	3,133	750,447
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(a)(b)(c)	9.00%	01/01/2041	1,540	1,463,000
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	214,631
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,677	2,645,238
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,337,260
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,065,407
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	353,735
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	570,805
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	454,256
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	200,307
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	222,546
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,027
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,524,627
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,603,889
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,940,385
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,492,579
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	10,523,854
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,305,266
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,577,120
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	69,160
Series 2005 E-2, RB	6.13%	11/01/2035	235	171,989
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,115	3,140,921
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,198,592
Series 2020, Ref. RB (INS - AGM)(e)	4.00%	03/01/2045	800	767,253
New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2040	950	955,931
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,028,175
Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,592,256
Series 2021 AA-1, RB(f)	4.00%	06/15/2050	18,090	17,680,327
Series 2021 CC-1, RB(f)	4.00%	06/15/2051	11,000	10,721,332

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	$1,395	$ 1,417,673
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	975,003
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,556,979
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	3,936,719
Series 2019 B-1, RB	4.00%	11/01/2042	6,000	5,940,025
Series 2020 C-1, RB	4.00%	05/01/2036	300	309,259
Series 2020, RB	4.00%	05/01/2044	10,000	9,880,951
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	4,006,156
Series 2021 E-1, RB	4.00%	02/01/2043	1,000	988,417
Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,714,879
Subseries 2014 B-1, RB	5.00%	11/01/2040	1,000	1,002,042
Subseries 2019 S1B, RB	4.00%	07/15/2041	3,335	3,345,497
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	290	319,880
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	434,254
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	322,427
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,088,791
New York (State of) Dormitory Authority;
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	270	270,000
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,033,860
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,151,760
Series 2020 A, Ref. RB	4.00%	03/15/2046	935	910,363
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	883,011
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	5,985	4,564,673
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,535	1,345,824
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	976,763
Series 2012 B, RB	5.00%	07/01/2032	115	100,824
Series 2012 B, RB	4.75%	07/01/2039	300	234,423
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2027	6,425	6,613,438
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	3,765	3,893,562
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	100,952
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	783,185
Series 2020, RB	4.00%	07/01/2046	10,800	10,459,789
Series 2020, RB	4.00%	07/01/2050	2,000	1,895,741
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	492,670
Series 2020 A, Ref. RB	4.00%	09/01/2050	1,200	1,010,276
New York (State of) Dormitory Authority (New School (The));
Series 2015 A, Ref. RB(g)(h)	5.00%	07/01/2025	30	30,908
Series 2015 A, Ref. RB	5.00%	07/01/2040	370	373,294
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	1,917,843
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	1,972,071
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,296,840
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	603,984
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,708,620
Series 2022 A, Ref. RB	4.00%	07/01/2052	1,375	1,190,126
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,749,036
Series 2021 A, Ref. RB	3.00%	07/01/2041	1,215	979,912
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,200,022
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	649,611

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2029	$600	$ 594,413
Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	394,506
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	293,510
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	292,554
Series 2017, Ref. RB(c)	5.00%	12/01/2035	300	286,318
Series 2017, Ref. RB(c)	5.00%	12/01/2036	200	187,661
Series 2017, Ref. RB(c)	5.00%	12/01/2037	200	185,097
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(i)	5.00%	11/01/2026	200	202,529
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	505,664
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	5,045	5,261,942
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	100	102,018
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,023,471
Series 2017 A-2, RB(c)	5.38%	09/01/2050	4,800	3,455,181
Series 2017 A-2, Ref. RB(c)	5.38%	10/01/2042	1,425	1,047,102
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,584,068
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	153,233
Series 2023 252, RB	4.55%	10/01/2048	250	246,152
Series 2023 252, RB	4.65%	10/01/2053	225	225,727
Series 2023-255, RB	5.00%	10/01/2053	3,000	3,006,497
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	5,850	5,789,114
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,712,415
New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2047	2,650	2,597,530
Series 2023, RB (INS - AGM)(e)	5.13%	11/15/2058	5,500	5,910,864
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	204,039
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	364,715
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	412,395
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,728,861
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,215,389
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	4,000	4,269,582
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,466,583
New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1);
Series 2022 C, RB	5.00%	03/15/2053	2,000	2,137,838
Series 2022 C, RB(f)	5.00%	03/15/2053	13,500	14,430,405
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,917,422
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,216,191
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2037	9,000	9,212,726
Series 2017, RB	5.00%	12/15/2040	2,200	2,298,206
Series 2017, RB	5.00%	12/15/2041	12,800	13,344,064
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	1,000	1,083,552
Series 2022, Ref. RB	5.00%	09/15/2052	750	810,162
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,010
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	3,240	3,311,072
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	365	365,178
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	255	259,706
Series 2001, RB	5.75%	06/01/2043	15	15,278
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	835	803,343
Series 2010 A, RB(c)	6.25%	06/01/2041	2,175	2,175,093

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust V;
Series 2005 S-3, RB(d)	0.00%	06/01/2055	$84,200	$ 6,404,825
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	6,500,802
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	8,670	8,871,617
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,030	2,051,413
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,129,668
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,026,463
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	17,634,615
Series 2007, RB	5.50%	10/01/2037	5,025	5,682,040
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	3,845	2,998,096
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,563,957
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	3,065	3,005,868
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2038	1,500	1,569,836
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	344,807
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2038	180	172,656
Series 2019, Ref. RB (INS - AGM)(e)	4.00%	12/01/2049	580	514,377
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	284,809
Series 2017, Ref. RB	5.00%	05/01/2034	200	202,993
Series 2017, Ref. RB	5.00%	05/01/2037	250	252,875
Series 2017, Ref. RB	5.00%	05/01/2040	150	151,114
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	1,150	1,132,120
Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,465,916
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,000,123
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	1,939,906
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	715	557,694
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	475	482,259
Series 2001, RB	5.75%	08/15/2043	3,160	3,208,363
St. Johns (County of), FL Industrial Development Authority (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	439,086
Series 2022, Ref. RB	5.25%	07/01/2040	265	288,792
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	250	214,394
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	8,210	7,347,309
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,051,533
Series 2016 C-2, RB(c)	5.35%	11/01/2049	1,160	1,038,109
Series 2016 D-2, RB(c)	5.35%	11/01/2049	760	680,141
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2032	330	115,500
Series 2013 A, RB(b)	5.00%	07/01/2038	2,785	974,750
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,285,188
Series 2017 A, RB	5.00%	11/15/2038	300	312,962
Series 2017 B, Ref. RB	5.00%	11/15/2032	875	929,974
Series 2017 B, Ref. RB	5.00%	11/15/2033	900	954,798
Series 2017 B, Ref. RB	5.00%	11/15/2034	575	607,807
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	1,982,096
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	1,916,534
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	9,625	10,642,414
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	800	886,590

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	$2,200	$ 2,286,636
Series 2020 A, RB	5.00%	11/15/2054	2,900	3,060,234
Series 2021 A, RB	5.00%	11/15/2056	5,700	6,026,889
Series 2021 A, RB(f)	5.00%	11/15/2056	12,500	13,216,863
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,635,214
Series 2022, RB(f)	5.25%	05/15/2057	10,000	10,839,603
Series 2023 A, RB	4.25%	05/15/2058	10,000	9,755,339
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,102,650
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,381,339
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,143,358
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,077,486
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,064,549
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,781
Series 2014 A, RB	5.00%	11/01/2044	2,189	2,104,769
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	689,320
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc); Series 2021, Ref. RB(c)	5.00%	07/01/2046	660	534,920
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	842,387
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	453,877
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,002,671
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,490,947
Series 2023, RB (INS - AGM)(e)	5.75%	11/01/2048	1,750	1,923,360
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,050,269
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	529,620
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	392,034
Series 2019 A, RB	5.00%	10/15/2049	640	558,676
				669,453,944

Puerto Rico–7.08%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,980	2,987,531
Series 2002, RB	5.63%	05/15/2043	9,700	9,810,133
Series 2005 A, RB(d)	0.00%	05/15/2050	6,300	1,160,238
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	4,055	106,444
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	623	360,318
Series 2022, RB	0.00%	03/15/2049	3,658	1,548,603
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2024	60	58,534
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	288,749
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	410	416,869
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	424,227
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	422,657
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	417,904
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	718,255
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	303,167
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	254,197
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	334,062
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3
Subseries 2022, RN	0.00%	11/01/2043	1,899	989,985
Subseries 2022, RN	0.00%	11/01/2051	4,278	2,245,818
Subseries 2022, RN	0.00%	11/01/2051	267	47,158
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	1,604	1,618,018

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(e)	5.00%	07/01/2027	$1,000	$ 990,792

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	1,901	1,882,530

Series 2022 B, RB(d)	0.00%	07/01/2032	1,236	801,600

Series 2022 C, RB(j)	5.00%	07/01/2053	2,114	1,368,713

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart Project);
Series 2012, Ref. RB	5.00%	10/01/2031	90	90,113

Series 2012, Ref. RB	5.00%	10/01/2042	150	150,301

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	472,221

Series 2018 A-1, RB	4.55%	07/01/2040	199	193,861

Series 2018 A-1, RB(d)	0.00%	07/01/2046	9,897	2,920,534

Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,376,972

Series 2018 A-1, RB	5.00%	07/01/2058	6,182	6,009,397

Series 2019 A-2, RB	4.54%	07/01/2053	71	64,886

Series 2019 A-2, RB	4.78%	07/01/2058	953	897,788

Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,848,985

University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	989,322

Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,890,462

				47,461,347

TOTAL INVESTMENTS IN SECURITIES(k)–106.96% (Cost $753,890,282)				716,915,291

FLOATING RATE NOTE OBLIGATIONS–(6.74)%
Notes with interest and fee rates ranging from 3.85% to 3.87% at 11/30/2023 and contractual maturities of collateral ranging from 06/15/2050 to 05/15/2057(l)				(45,205,000)

BORROWINGS–(1.25)%				(8,400,000)

OTHER ASSETS LESS LIABILITIES–1.03%				6,946,315

NET ASSETS–100.00%				$670,256,606

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Restricted security. The aggregate value of these securities at November 30, 2023 was $8,966,678, which represented 1.34% of the Fund’s Net Assets.
(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $10,678,697, which represented 1.59% of the Fund’s Net Assets.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $50,182,428, which represented 7.49% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $66,888,530 are held by TOB Trusts and serve as collateral for the $45,205,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Rochester® AMT-Free New York Municipal Fund